GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.34%
$ 67,467	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 1.57%, 04/25/2034 1-mo. LIBOR + 0.62%	$ 67,064
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 3.72%, 07/20/2029 3-mo. LIBOR + 1.90%	2,636,001
1,500,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-4A Class DRR 4.49%, 01/15/2031 3-mo. LIBOR + 2.65%	1,067,892
1,200,000	Carvana Auto Receivables Trust(b) Series 2019-1A Class A3 3.08%, 11/15/2022	1,191,679
8,023	Centex Home Equity Loan Trust(c) Series 2004-A Class AF6 4.27%, 01/25/2034	7,668
1,150,000	CIFC Funding Ltd(a)(b) Series 2015-1A Class DRR 4.40%, 01/22/2031 3-mo. LIBOR + 2.60%	846,824
1,290,250	DB Master Finance LLC(b) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,247,014
137,644	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	134,097
1,096,014	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	1,049,811
1,500,000	Octagon Investment Partners XVII Ltd(a)(b) Series 2013-1A Class DR2 4.30%, 01/25/2031 3-mo. LIBOR + 2.50%	1,060,531
21,732	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	21,912
2,000,000	Volvo Financial Equipment LLC(b) Series 2019-1A Class A3 3.00%, 03/15/2023	1,942,338
Principal Amount		Fair Value
Non-Agency — (continued)
$3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 3.62%, 01/20/2031 3-mo. LIBOR + 1.80%	$ 3,103,369
		14,376,200
U.S. Government Agency — 0.00%(d)
2,351	Federal National Mortgage Association(e) Series 2003-T4 Class 2A6 4.63%, 07/26/2033	2,572
TOTAL ASSET-BACKED SECURITIES — 5.34% (Cost $16,506,945)		$14,378,772
BANK LOANS
	Asurion LLC(a)
2,263,792	3.99%,08/04/2022 1-mo. LIBOR + 3.00%	2,071,370
943,666	3.99%,11/03/2023 1-mo. LIBOR + 3.00%	896,483
3,072,793	Bausch Health Cos Inc(a) 3.61%, 06/02/2025 1-mo. LIBOR + 3.00%	2,919,154
1,246,875	Belron Finance 2019 LLC(a) 4.27%, 10/30/2026 1-mo. LIBOR + 2.50%	1,172,063
3,184,084	BJ's Wholesale Club Inc(a) 3.05%, 02/03/2024 1-mo. LIBOR + 2.25%	2,995,312
1,500,000	Buckeye Partners LP(a) 3.77%, 11/01/2026 1-mo. LIBOR + 2.75%	1,376,250
3,000,000	Burlington Coat Factory Warehouse Corp(a) 2.55%, 11/17/2024 1-mo. LIBOR + 1.75%	2,850,000
6,000,000	Elanco Animal Health Inc(a) 2.74%, 02/04/2027 1-mo. LIBOR + 1.75%	5,685,000
2,999,219	Grifols Worldwide Operations Ltd(a) 2.68%, 11/15/2027 1-mo. LIBOR + 2.00%	2,844,258
2,401,563	Nexstar Broadcasting Inc(a)(f) 3.73%, 09/18/2026 2-mo. LIBOR + 2.75%	2,230,451
950,000	Plastipak Holdings Inc(a) 3.49%, 10/14/2024 1-mo. LIBOR + 2.50%	864,500
2,459,962	Vyaire Medical Inc(a) 6.66%, 04/16/2025 1-mo. LIBOR + 4.75%	1,623,575
TOTAL BANK LOANS — 10.22% (Cost $29,938,326)		$27,528,416

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 4.63%
$3,000,000	CF Industries Inc(b) 3.40%, 12/01/2021	$ 2,947,373
6,000,000	Georgia-Pacific LLC(b) 3.73%, 07/15/2023	6,307,769
2,000,000	Sherwin-Williams Co 4.20%, 01/15/2022	2,041,750
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,164,638
		12,461,530
Communications — 2.06%
3,000,000	Discovery Communications LLC 2.95%, 03/20/2023	2,993,651
2,500,000	Fox Corp(b) 3.67%, 01/25/2022	2,553,274
		5,546,925
Consumer, Cyclical — 2.05%
300,000	Allison Transmission Inc(b) 5.00%, 10/01/2024	291,000
1,484,000	American Honda Finance Corp 2.05%, 01/10/2023	1,461,430
1,250,000	Brinker International Inc 3.88%, 05/15/2023	809,375
3,000,000	Hasbro Inc 2.60%, 11/19/2022	2,959,504
		5,521,309
Consumer, Non-Cyclical — 28.18%
6,000,000	AbbVie Inc(b) 2.30%, 11/21/2022	5,994,479
2,500,000	AstraZeneca PLC 2.38%, 06/12/2022	2,518,517
1,000,000	Bacardi Ltd(b) 4.45%, 05/15/2025	1,051,129
	Bayer US Finance II LLC(b)
1,925,000	3.50%, 06/25/2021	1,928,727
2,500,000	1.75%, 12/15/2023(a) 3-mo. LIBOR + 1.01%	2,314,320
3,000,000	Becton Dickinson & Co(a) 2.03%, 06/06/2022 3-mo. LIBOR + 1.03%	2,805,867
1,000,000	Bristol-Myers Squibb Co(b) 3.25%, 02/20/2023	1,049,843
1,250,000	Centene Corp(b) 4.75%, 01/15/2025	1,265,625
	Cigna Corp
1,000,000	3.40%, 09/17/2021	1,014,936
3,000,000	2.73%, 07/15/2023(a) 3-mo. LIBOR + 0.89%	2,789,387
3,000,000	Constellation Brands Inc 2.70%, 05/09/2022	2,937,498
4,500,000	CVS Health Corp 3.70%, 03/09/2023	4,684,446
6,000,000	EMD Finance LLC(b)(g) 2.95%, 03/19/2022	6,085,413
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$3,000,000	HCA Inc 4.75%, 05/01/2023	$ 3,073,262
3,000,000	Humana Inc 2.90%, 12/15/2022	2,984,485
2,500,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	2,537,820
4,000,000	Kraft Heinz Foods Co(b) 4.88%, 02/15/2025	4,008,994
	McCormick & Co Inc
5,000,000	3.90%, 07/15/2021	5,061,340
1,000,000	3.50%, 09/01/2023	998,810
2,000,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	1,996,127
3,000,000	Mondelez International Holdings Netherlands BV(b) 2.00%, 10/28/2021	2,986,800
4,125,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	4,122,206
3,000,000	Reckitt Benckiser Treasury Services PLC(b) 2.38%, 06/24/2022	2,944,508
922,000	Ritchie Brothers Auctioneers Inc(b) 5.38%, 01/15/2025	931,220
3,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	3,060,698
	Thermo Fisher Scientific Inc
3,000,000	3.00%, 04/15/2023	3,077,162
650,000	4.13%, 03/25/2025	696,480
1,000,000	Universal Health Services Inc(b) 4.75%, 08/01/2022	994,380
		75,914,479
Energy — 3.92%
2,550,000	Colonial Pipeline Co(b) 3.50%, 10/15/2020	2,540,212
3,830,000	Energen Corp 4.63%, 09/01/2021	3,697,308
3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	2,741,285
3,000,000	Western Midstream Operating LP 3.10%, 02/01/2025	1,569,438
		10,548,243
Financial — 31.54%
2,650,000	American Express Co 3.70%, 11/05/2021	2,732,938
2,500,000	Ameriprise Financial Inc 3.00%, 03/22/2022	2,530,716
	Bank of America Corp(a)
2,000,000	2.37%, 07/21/2021 3-mo. LIBOR + 0.66%	1,998,578

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	$ 1,997,585
2,000,000	3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	1,998,468
2,500,000	Bank of Montreal 2.90%, 03/26/2022	2,531,460
	Bank of New York Mellon Corp
2,500,000	1.95%, 08/23/2022	2,513,527
1,250,000	1.85%, 01/27/2023	1,255,357
	Bank of Nova Scotia
2,000,000	3.13%, 04/20/2021	2,021,028
3,000,000	1.95%, 02/01/2023	2,982,725
3,000,000	Capital One Bank USA NA(a) 2.01%, 01/27/2023 1-yr. SOFR + 0.61%	2,929,886
2,000,000	Citibank NA(a) 2.84%, 05/20/2022 3-mo. LIBOR + 0.59%	2,003,209
4,000,000	Citigroup Inc(a) 2.31%, 11/04/2022 1-yr. SOFR + 0.87%	3,976,389
2,100,000	Citizens Bank NA 2.65%, 05/26/2022	2,097,473
	Huntington National Bank
2,150,000	3.25%, 05/14/2021	2,166,555
1,000,000	1.80%, 02/03/2023	980,193
6,000,000	JPMorgan Chase & Co(a) 3.21%, 04/01/2023 3-mo. LIBOR + 0.70%	6,114,714
250,000	Lehman Brothers Holdings Inc Escrow Account(h)(i) 0.00%, 10/15/2020	2,625
	Metropolitan Life Global Funding I(b)
2,000,000	3.38%, 01/11/2022	2,030,496
4,000,000	1.95%, 01/13/2023	3,915,391
1,000,000	Morgan Stanley 2.50%, 04/21/2021	999,296
3,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	2,999,690
	PNC Bank NA(a)
750,000	2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	751,886
2,500,000	2.03%, 12/09/2022 3-mo. LIBOR + 0.42%	2,505,595
3,000,000	1.74%, 02/24/2023 3-mo. LIBOR + 0.00%	2,951,560
2,150,000	Regions Bank 2.75%, 04/01/2021	2,123,080
4,000,000	Royal Bank of Canada 1.95%, 01/17/2023	3,959,540
2,000,000	Starwood Property Trust Inc REIT 3.63%, 02/01/2021	1,870,200
2,500,000	Synchrony Bank 3.00%, 06/15/2022	2,480,743
2,500,000	Tanger Properties LP REIT 3.88%, 12/01/2023	2,604,541
2,500,000	Toronto-Dominion Bank 1.90%, 12/01/2022	2,498,094
Principal Amount		Fair Value
Financial — (continued)
$2,500,000	Truist Bank(a) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	$ 2,502,139
	Wells Fargo Bank NA
2,650,000	3.63%, 10/22/2021	2,722,463
3,000,000	2.90%, 05/27/2022(a) 3-mo. LIBOR + 0.61%	3,015,770
2,250,000	Zions Bancorp NA 3.35%, 03/04/2022	2,206,095
		84,970,005
Industrial — 4.79%
1,200,000	Carrier Global Corp(b) 1.92%, 02/15/2023	1,181,297
5,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	4,805,841
3,000,000	Stericycle Inc(b) 5.38%, 07/15/2024	2,970,000
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,360,817
2,654,000	Westinghouse Air Brake Technologies Corp(a) 2.04%, 09/15/2021 3-mo. LIBOR + 1.30%	2,576,163
		12,894,118
Technology — 2.21%
3,000,000	Dell International LLC / EMC Corp(b) 5.45%, 06/15/2023	3,078,483
1,500,000	EMC Corp 3.38%, 06/01/2023	1,477,500
1,500,000	PTC Inc(b) 3.63%, 02/15/2025	1,402,500
		5,958,483
Utilities — 2.19%
3,000,000	DTE Energy Co 2.60%, 06/15/2022	2,987,874
2,967,143	Southern California Edison Co 1.85%, 02/01/2022	2,926,041
		5,913,915
TOTAL CORPORATE BONDS AND NOTES — 81.57% (Cost $224,530,430)		$219,729,007
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.68%
	BX Commercial Mortgage Trust(a)(b)
	Series 2019-XL Class A
2,364,616	1.62%, 10/15/2036 1-mo. LIBOR + 0.92%	2,249,187

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-BXLP Class F
$3,000,000	2.70%, 12/15/2036 1-mo. LIBOR + 2.00%	$ 2,579,497
1,648	CHL Mortgage Pass-Through Trust(a) Series 2003-15 Class 1A1 1.45%, 06/25/2018 1-mo. LIBOR + 0.50%	1,648
1,500,000	CityLine Commercial Mortgage Trust(b)(c) Series 2016-CLNE Class A 2.78%, 11/10/2031	1,452,738
3,584,075	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	3,642,858
TOTAL MORTGAGE-BACKED SECURITIES — 3.68% (Cost $10,553,851)		$9,925,928
U.S. TREASURY BONDS AND NOTES
1,500,000	United States Treasury Note/Bond 2.00%, 11/15/2021	1,543,828
TOTAL U.S. TREASURY BONDS AND NOTES — 0.57% (Cost $1,512,267)		$1,543,828
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.67%
7,100,000	Repurchase agreement (principal amount/value $7,100,000 with a maturity value of $7,100,000 with Daiwa Capital Markets America Inc, 0.00%, dated 3/31/20 to be repurchased at $7,100,000 on 4/1/20 collateralized by U.S. Treasury securities and a Federal Home Loan security, 0.00% - 3.50%, 5/15/20 - 5/15/48, with a value of $7,242,039.	7,100,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 97,850	Undivided interest of 37.42% in a repurchase agreement (principal amount/value $262,023 with a maturity value of $262,023) with Citigroup Global Markets Inc, 0.01%, dated 3/31/20 to be repurchased at $97,850 on 4/1/20 collateralized by U.S. Treasury securities, 0.25% - 4.25%, 7/15/29 - 2/15/50, with a value of $267,263.(j)	$ 97,850
TOTAL SHORT TERM INVESTMENTS — 2.67% (Cost $7,197,850)		$7,197,850
TOTAL INVESTMENTS — 104.05% (Cost $290,239,669)		$280,303,801
OTHER ASSETS & LIABILITIES, NET — (4.05)%		$(10,917,246)
TOTAL NET ASSETS — 100.00%		$269,386,555

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2020. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of March 31, 2020. The interest rate shown represents the stated spread over LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at March 31, 2020.
(h)	Security in bankruptcy.
(i)	Security in default.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020